Unaudited Condensed Consolidated Statements of Convertible Preferred Stock and Stockholder's Equity (Deficit) - USD ($) $ in Thousands	Total	Predecessor Company [Member]	Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Predecessor Company [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor Company [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Predecessor Company [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Total Histogen Inc. Stockholders' Deficit [Member]	Total Histogen Inc. Stockholders' Deficit [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Predecessor Company [Member]	Convertible Preferred Stock Series B [Member]	Convertible Preferred Stock Series B [Member] Previously Reported [Member]	Convertible Preferred Stock Series D [Member]	Convertible Preferred Stock Series D [Member] Previously Reported [Member]	Convertible Preferred Stock Series D for Clinical Service [Member] Previously Reported [Member]	PUR Settlement [Member]	PUR Settlement [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2016		$ 21,789						$ 172,428			$ (150,633)						$ (6)
Beginning balance, shares at Dec. 31, 2016					2,612,000
Issuance of common stock upon exercise of stock options		$ 104						104
Issuance of common stock upon exercise of stock options, shares		7,000			7,000
Issuance of common stock for employee stock purchase plan		$ 65						65
Issuance of common stock for employee stock purchase plan, shares					2,000
Share-based compensation		4,098						4,076			22
Ending balance at Dec. 31, 2017			$ 30,064
Ending balance, shares at Dec. 31, 2017			29,226,935
Issuance of common stock for Lordship Indemnification		30,610						30,610
Issuance of common stock for Lordship Indemnification, shares					598,000
Repurchase of common stock		(11,203)						(11,203)
Repurchase of common stock, shares					(217,000)
Net income		(17,396)									(17,396)
Unrealized gain (loss) on marketable securities		(71)															(71)
Ending balance at Dec. 31, 2017	$ (29,660)	27,996		$ 22			$ 5,986	196,080		$ (34,842)	(168,007)		$ (28,834)		$ (826)		(77)
Ending balance, shares at Dec. 31, 2017				22,227,930	3,002,000
Issuance of convertible preferred stock																			$ 4,005		$ 2,101	$ 513
Issuance of convertible preferred stock, shares																		114,445	2,592,000	1,742,167	1,400,500	341,667
Issuance of common stock upon exercise of stock options	77	$ 362		$ 1			76	362					77
Issuance of common stock upon exercise of stock options, shares		22,000		726,363	22,000
Issuance of common stock for employee stock purchase plan		$ 117						117
Purchase of subsidiary shares from noncontrolling interest	(100)						(100)						(100)
Issuance of common stock for employee stock purchase plan, shares					4,000
Share-based compensation	326	3,757					326	3,757					326
Conversion of convertible note payable to common stock		13,729						13,729
Conversion of convertible note payable to common stock, shares					288,000
Ending balance at Dec. 31, 2018	$ 36,683		$ 36,683																$ 9,232		$ 12,415
Ending balance, shares at Dec. 31, 2018	4,813,274		33,561,102
Cumulative effect of adoption of accounting standard		(612)									(612)
Net income	$ (6,163)	(18,010)								(6,125)	(18,010)		(6,125)		(38)
Unrealized gain (loss) on marketable securities		60															60
Ending balance at Dec. 31, 2018	(35,520)	27,399	$ (35,520)			$ 23	6,311	214,045	$ 6,288	(40,967)	(186,629)	$ (40,967)	(34,656)	$ (34,656)	(864)	$ (864)	(17)
Ending balance, shares at Dec. 31, 2018				3,292,104	3,316,000	22,954,293
Issuance of convertible preferred stock																		$ 124		$ 513			$ 1,750
Issuance of convertible preferred stock, shares																		16,413		49,144			167,323
Issuance of common stock upon exercise of stock options, shares				29,367
Share-based compensation	329						329						329
Ending balance at Sep. 30, 2019	$ 39,070
Ending balance, shares at Sep. 30, 2019	5,046,154
Issuance of common stock for Lordship Indemnification	$ 115						115						115
Issuance of common stock for Lordship Indemnification, shares				21,885
Net income	(677)									(656)			(656)		(21)
Ending balance at Sep. 30, 2019	(35,753)						6,755			(41,623)			(34,868)		(885)
Ending balance, shares at Sep. 30, 2019				3,343,356
Beginning balance at Dec. 31, 2018	(35,520)	27,399	(35,520)			$ 23	6,311	214,045	6,288	(40,967)	(186,629)	(40,967)	(34,656)	(34,656)	(864)	(864)	(17)
Beginning balance at Dec. 31, 2018	$ 36,683		$ 36,683																9,232		12,415
Issuance of convertible preferred stock																			$ 124		$ 513			$ 1,750
Beginning balance, shares at Dec. 31, 2018				3,292,104	3,316,000	22,954,293
Beginning balance, shares at Dec. 31, 2018	4,813,274		33,561,102
Issuance of convertible preferred stock, shares																		2,592,000	114,445	1,509,335	342,668			1,166,667
Issuance of common stock upon exercise of stock options, shares				204,769
Issuance of common stock for employee stock purchase plan		3						3
Issuance of common stock for employee stock purchase plan, shares					1,000
Share-based compensation	$ 438	4,153					438	4,153					438
Ending balance at Dec. 31, 2019	$ 39,070		$ 39,070																$ 9,356		$ 14,678
Ending balance, shares at Dec. 31, 2019	5,046,154		35,184,882
Issuance of common stock for Lordship Indemnification	$ 115						115						115
Issuance of common stock for Lordship Indemnification, shares				152,594
Net income	(3,001)	(11,385)								(2,966)	(11,385)		(2,966)		(35)
Unrealized gain (loss) on marketable securities		17															$ 17
Ending balance at Dec. 31, 2019	(37,968)	20,187	$ (37,968)			$ 23	6,864	218,201	6,841	(43,933)	(198,014)	(43,933)	(37,069)	(37,069)	(899)	(899)
Ending balance, shares at Dec. 31, 2019				3,343,356	3,317,000	23,311,656
Beginning balance at Jun. 30, 2019	(34,170)						6,640			(39,929)			(33,289)		(881)
Beginning balance at Jun. 30, 2019	$ 39,070
Beginning balance, shares at Jun. 30, 2019				3,327,198
Beginning balance, shares at Jun. 30, 2019	5,046,154
Share-based compensation	$ 115						115						115
Ending balance at Sep. 30, 2019	$ 39,070
Ending balance, shares at Sep. 30, 2019	5,046,154
Issuance of common stock for Lordship Indemnification, shares				16,158
Net income	$ (1,698)									(1,694)			(1,694)		(4)
Ending balance at Sep. 30, 2019	(35,753)						6,755			(41,623)			(34,868)		(885)
Ending balance, shares at Sep. 30, 2019				3,343,356
Beginning balance at Dec. 31, 2019	(37,968)	$ 20,187	(37,968)			$ 23	6,864	$ 218,201	$ 6,841	(43,933)	$ (198,014)	$ (43,933)	(37,069)	$ (37,069)	(899)	$ (899)
Beginning balance at Dec. 31, 2019	$ 39,070		$ 39,070																$ 9,356		$ 14,678
Beginning balance, shares at Dec. 31, 2019				3,343,356	3,317,000	23,311,656
Beginning balance, shares at Dec. 31, 2019	5,046,154		35,184,882
Issuance of common stock upon exercise of stock options	$ 40						40						40
Issuance of common stock upon exercise of stock options, shares				28,684
Issuance of common stock to former stockholders of Conatus upon Merger	18,872						18,872						18,872
Issuance of common stock to former stockholders of Conatus upon Merger, shares				3,394,299
Share-based compensation	456						456						456
Conversion of convertible note payable to common stock	$ 39,070			$ 1			39,069						39,070
Conversion of convertible note payable to common stock, shares	5,046,154			5,046,154
Ending balance at Sep. 30, 2020	$ 0
Ending balance, shares at Sep. 30, 2020	0
Issuance of common stock for Lordship Indemnification	$ 1,337						1,337						1,337
Issuance of common stock for Lordship Indemnification, shares				675,480
Net income	(15,295)									(15,261)			(15,261)		(34)
Ending balance at Sep. 30, 2020	6,512			$ 1			66,638			(59,194)			7,445		(933)
Ending balance, shares at Sep. 30, 2020				12,487,973
Beginning balance at Jun. 30, 2020	8,313			$ 1			65,176			(55,945)			9,232		(919)
Beginning balance, shares at Jun. 30, 2020				11,812,493
Share-based compensation	125						125						125
Ending balance at Sep. 30, 2020	$ 0
Ending balance, shares at Sep. 30, 2020	0
Issuance of common stock for Lordship Indemnification	$ 1,337						1,337						1,337
Issuance of common stock for Lordship Indemnification, shares				675,480
Net income	(3,263)									(3,249)			(3,249)		(14)
Ending balance at Sep. 30, 2020	$ 6,512			$ 1			$ 66,638			$ (59,194)			$ 7,445		$ (933)
Ending balance, shares at Sep. 30, 2020				12,487,973